Income tax - Summary of Income Tax Expense (Benefit) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense
Current year	€ 37	€ 25	€ 45
Changes in estimates in respect to prior year	2	(9)	(1)
Total current tax expense	39	16	44
Deferred tax (benefit)/expense
Temporary differences	5	(137)	27
Change in recognition of deferred tax	241	(7)	(17)
Change in tax rates	(1)	0	1
Changes in estimates in respect to prior years	(1)	0	0
Total deferred tax expense/(benefit)	244	(144)	11
Income tax expense/(benefit)	€ 283	€ (128)	€ 55